Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 1,715,273	$ 1,204,018	$ 3,100,548	$ 2,817,672	$ 4,954,239	$ 4,347,235
Cost of sales	770,901	500,490	1,347,003	1,159,771	2,150,379	1,951,571
Gross profit	944,372	703,528	1,753,545	1,657,901	2,803,860	2,395,664
Operating expenses:
General and administrative	1,364,569	1,687,771	2,939,161	3,471,752	6,287,774	5,859,087
Sales and marketing	115,090	604,056	209,259	765,882	981,542	823,365
Total operating expenses	1,479,659	2,291,827	3,148,420	4,237,634	7,269,316	6,682,452
Loss from operations	(535,287)	(1,588,299)	(1,394,875)	(2,579,733)	(4,465,456)	(4,286,788)
Interest expense	(22,530)	(27,523)	(37,996)	(44,267)	(115,799)	(24,392)
Loss on exchange of warrants	0	(764,513)	(732)	(764,513)	(802,123)	0
Change in fair value of derivatives, net	(335,653)	540,492	(343,777)	631,479	711,379	332,484
Other income (expense), net	0	454	80	455	(639)	104
Total other income (expense)	(358,183)	(251,090)	(382,425)	(176,846)	(207,182)	308,196
Net loss	$ (893,470)	$ (1,839,389)	$ (1,777,300)	$ (2,756,579)	$ (4,672,638)	$ (3,978,592)
Weighted average common shares outstanding – basic and diluted (shares)	7,226,745	1,276,595	7,020,347	1,121,466	4,736,073	612,791
Loss per common share – basic and diluted (per share)	$ (0.12)	$ (1.44)	$ (0.25)	$ (2.46)	$ (0.99)	$ (6.49)